Cover Page - shares	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	LIZHI INC.
Entity Central Index Key	0001783407
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		914,661,090
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Address, Country	CN
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents 20 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	LIZI
Security Exchange Name	NASDAQ
Ordinary Shares A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ